INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Deferred Tax Assets [Table Text Block]
	Year Ended December 31,
	2014	2013
Net operating losses carryforwards	$1,140,226	$419,000
Less: valuation allowance	(1,140,226)	(419,000)
Deferred tax assets, net	$-	$-